Insurance Contracts - Summary of Reinsurance Assets Included in Other Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	₩ 1,338,387	₩ 1,348,492	₩ 1,205,708
Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	1,342,441	1,348,928	1,206,587
Allowances for impairment losses
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	(4,054)	(436)	(879)
General Insurance | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	869,492	879,936	732,579
General Insurance | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	262,817	262,020	285,634
Non-life insurance | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	1,336,142	1,343,051	1,200,233
Life insurance | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	3,250	3,154	3,032
Life insurance | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	2,300	2,169	2,081
Life insurance | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	950	985	951
Automobile insurance | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	15,136	16,989	14,916
Automobile insurance | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	1,078	5,575	10,870
Long-term Insurance | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	187,619	178,531	156,234
Others | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	3,049	2,723	3,322
Others | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	2,462	2,103	2,427
Others | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets [Line Items]
Reinsurance assets	₩ 587	₩ 620	₩ 895